Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Other non-current assets
As at December 31
2017	2016
$ millions	$ millions

Lease rights	106	107
Non-current inventories	106	96
Surplus in defined benefit plan	89	78
Derivatives	64	3
Other	8	8
	373	292